Income taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Acquired net operating losses	$ 1,753	$ 0
Franklin Financial Network, Inc.
Business Acquisition [Line Items]
Acquired net operating losses	$ 8,346